            Filed with the Securities and Exchange Commission on APRIL 20, 1998.
                                         1933 Act Registration File No. 33-24611
                                                      1940 Act File No. 811-5659


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                               [ ]

Post-Effective Amendment No. 12                                           [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 14                                                          [X]

                            HEITMAN SECURITIES TRUST
               (Exact Name of Registrant as Specified in Charter)

             180 NORTH LASALLE STREET, SUITE 3600, CHICAGO, IL 60601
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 849-4150

  Nancy B. Lynn, Secretary                          Copy to:
  HEITMAN SECURITIES TRUST                          Philip H. Newman
  180 North LaSalle Street, Suite 3600              Goodwin, Procter & Hoar LLP
  Chicago, IL   60601                               One Exchange Place
  (Name and Address of Agent for Service)           Boston, MA  02109-2881

It is proposed that this filing will become effective

         [_] immediately upon filing pursuant to paragraph (b)
         [_] on __________ pursuant to paragraph (b)
         [X] 60 days after filing pursuant to paragraph (a)[(1)]
         [_] on __________ pursuant to paragraph (a)[(1)]
         [_] 75 days after filing pursuant to paragraph (a)(2)]
         [_] on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of shares of its Common Stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for its most recent fiscal year was filed on March 31, 1998.

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 481(a)

                            HEITMAN SECURITIES TRUST

                           Items Required By Form N-1A

               PART A - PROSPECTUS-HEITMAN/PRA INSTITUTIONAL CLASS

                                                         ADVISOR CLASS
ITEM No.  ITEM CAPTION                                  PROSPECTUS CAPTION
--------                                                ------------------
1.        Cover                                         Cover Page

2.        Synopsis                                      Transaction and Expense Data

3.        Condensed Financial Information               Financial Highlights; Performance Information

4.        General Description of Registrant             Cover Page; Investment Objective and Policies;
                                                        Additional Information

5.        Management of the Fund                        Management of the Fund; Additional Information

5A.       Management's Discussion of Fund Performance   Not Applicable

6.        Capital Stock and Other Securities            Income Dividends and Capital Gains Distributions;
                                                        Additional Information

7.        Purchase of Securities Being Offered          Purchase of Shares; Determination of Net Asset Value

8.        Redemption or Repurchase                      Redemptions

9.        Pending Legal Proceedings                     Not Applicable



                       PART A - PROSPECTUS-ADVISOR CLASS




ITEM NO.  ITEM CAPTION                                  PROSPECTUS CAPTION
--------  ------------                                  ------------------
1.        Cover Page                                    Cover Page

2.        Synopsis                                      Transaction and Expense Data

3.        Condensed Financial Information               Financial Highlights; Performance Information

4.        General Description of Registrant             Cover Page; Investment Objective and Policies;
                                                        Additional Information

5.        Management of the Fund                        Management of the Fund; Additional Information

5A.       Management's Discussion of Fund Performance   Not Applicable

6.        Capital Stock and Other Securities            Income Dividends and Capital Gains Distributions;
                                                        Additional Information

7.        Purchase of Securities Being Offered          Purchase of Shares; Determination of Net Asset Value

8.        Redemption or Repurchase                      Redemptions

9.        Pending Legal Proceedings                     Not Applicable



                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 481(a)

                            HEITMAN SECURITIES TRUST

                           Items Required By Form N-1A

PART B - STATEMENT OF ADDITIONAL INFORMATION -HEITMAN/PRA INSTITUTIONAL AND
         ADVISOR CLASS

                                                            CAPTION IN STATEMENT OF
ITEM NO.  ITEM CAPTION                                      ADDITIONAL INFORMATION
--------  ------------                                      ----------------------
10.       Cover Page                                        Cover Page

11.       Table of Contents                                 Table of Contents

12.       General Information and History                   General Information; Description of Trust

13.       Investment Objectives                             Additional Information Regarding and Policies
                                                            Investment Policies And Limitations

14.       Management of the Fund                            Management of the Trust

15.       Control Persons and Principal Holders of          Investment Manager; Description of Trust
          Securities

16.       Investment Advisory Other Services                Investment Manager; Administrative, Accounting
                                                            and Distribution Services

17.       Brokerage Allocation and Other Practices          Execution of Portfolio Transactions

18.       Capital Stock and Other Securities                Description of Trust

19.       Purchase, Redemption Pricing of Securities Being  Purchase of Shares; Redemption of Shares;
          Offered                                           Valuation of Shares

20.       Tax Status                                        Taxes

21.       Underwriters                                      Administrative, Accounting, Distribution and
                                                            Shareholder Services

22.       Calculation of Performance                        Advertising and Calculation of Performance Data

23.       Financial Statements                              Financial Statements; Report of Independent
                                                            Auditors


                           HEITMAN SECURITIES TRUST
                           HEITMAN/PRA ADVISOR CLASS

                          AMENDMENT DATED MAY 1, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1997

  The prospectus dated May 1, 1997 is hereby amended as follows:

  THE FOLLOWING SECTION CALLED "PENDING REORGANIZATION" IS ADDED TO THE
PROSPECTUS:

  On January 6, 1998, Heitman Securities Trust (the "Trust") on behalf of the Heitman Real Estate Fund (the "Fund") entered into an Agreement and Plan of Reorganization (the "Agreement") with UAM Funds Trust (the "UAM Trust") on behalf of the Heitman Real Estate Portfolio (the "UAM Portfolio"). The Agreement provides for (i) the transfer of all the assets of the Fund to the UAM Portfolio in exchange for shares of the UAM Portfolio and the assumption by the UAM Portfolio of all liabilities of the Fund; and (ii) the distribution of shares of the UAM Portfolio to the then-existing shareholders of the Fund in liquidation of the Fund (the "Reorganization"). The UAM Portfolio is a newly formed series of the UAM Trust with no prior operations that has been established for the purpose of effecting the Reorganization and continuing the operations of the Fund after the Reorganization. The UAM Portfolio has the identical investment objective as the Fund and substantially the same investment policies as the Fund. Heitman/PRA Securities Advisors, Inc., the investment adviser of the Fund, will also serve as the investment adviser of the UAM Portfolio.

  Under the Agreement, consummation of the Reorganization is subject to satisfaction of various conditions, including approval by shareholders of the Fund. At a special meeting of shareholders of the Fund held on February 27, 1998, shareholders of the Fund approved the Agreement. It is anticipated that the Reorganization will be consummated on or prior to June 30, 1998. Shareholders of the Fund will receive notice upon consummation of the Reorganization.

  THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CALLED "MANAGEMENT OF THE FUND"

  Effective March 2, 1998, the Trust entered into agreements with (i) UAM Fund Services, Inc. ("UAMFSI"), a wholly owned subsidiary of United Asset Management Corporation ("UAM") to provide administrative, fund accounting, dividend disbursing and transfer agency services; and (ii) The Chase Manhattan Bank, N.A. ("Chase") to provide custody services. UAMFSI has subcontracted with Chase Global Funds Services Company ("CGFSC"), an affiliate of Chase, to perform certain of these services. The principal office of UAMFSI is located at 211 Congress Street, Boston, MA 02110 and the principal office of CGFSC is located at 73 Tremont Street, Boston, MA 02108. UAMFSI, UAM, Chase and CGFSC have been appointed by UAM Trust to perform substantially the same services for UAM Portfolio following consummation of the Reorganization.

  ACG Capital Corporation serves as distributor of the Advisor Class shares of the Fund. Effective March 10, 1998, the Trust entered into an agreement with ACG Capital Corporation to provide distribution service to the Fund with respect to the Institutional Class shares of the Fund.

  THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CALLED "PURCHASE OF
SHARES"

  Purchases and redemptions of Advisor Class shares should be made as follows:
Applications to purchase shares of the Fund should be sent to: Heitman Securities Trust, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. To purchase shares by wire, telephone the Heitman Securities Trust at 1-800-435-1405 and provide the account name, address, telephone number, social security or taxpayer identification number, the Fund's name, the amount being wired and the name of the bank wiring the funds. Wire transfers should be sent to: The Chase Manhattan Bank, ABA #021000021, Heitman Real Estate Fund Advisor Class, DDA Acct. #9102772952, Your Account Number, Your Account Name, Wire Control Number (which will be assigned by Chase when you call). Additional investment can be made at any time by mailing a check to Heitman Securities Trust at the above address or by wiring money to Chase using the instructions outlined above. Requests for redemptions should be addressed to the Heitman Securities Trust at the above address.

  For all other inquiries regarding shareholder services, please call Heitman Securities Trust at 1-800-435-1405.

  THE "INDIVIDUAL RETIREMENT ACCOUNTS" SECTION OF THE PROSPECTUS UNDER THE SECTION "PURCHASE OF SHARES" IS HEREBY REPLACED IN ITS ENTIRETY AS FOLLOWS:

  Shares of the Fund may be purchased for tax-deferred retirement plans such as individual retirement accounts ("IRAs"). Application forms and brochures describing investments for IRAs can be obtained from CGFSC by calling (800) 435-1405. UAM Trust Company makes available its services as an IRA custodian for each shareholder account that is established as an IRA. UAM Trust Company charges shareholders no custodial fee.

  THE "TRANSACTIONAL AND EXPENSE DATA" SECTION OF THE PROSPECTUS IS HEREBY REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

  The following table sets forth the costs and expenses that an investor in Advisor Class shares of the Fund will incur directly or indirectly.

   SHAREHOLDER TRANSACTION EXPENSES
   --------------------------------
   Maximum Sales Load Imposed on Purchases................................ 4.75%
   Maximum Sales Load Imposed on Reinvested Dividends..................... None
   Deferred Sales Load.................................................... None
   Redemption Fees........................................................ None
   Exchange Fees.......................................................... None

   ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
   DAILY NET ASSETS)
   ----------------------------------------------------------
   Management Fees................................................       0.70%
   12b-1 Fee (1)..................................................       0.25%
   Other Expenses:
     Shareholding Servicing Expenses.............................. 0.25%
     Other Fees and Expenses...................................... 0.39%
     Total Other Expenses.........................................       0.64%
   Total Fund Operating Expenses..................................       1.59%

-------
(1) Because the 12b-1 fee is an annual fee charged against the assets of the Fund, long-term shareholders may indirectly pay more in 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted under applicable rules.

EXAMPLE:

                                                    1 YEAR 3 YEAR 5 YEAR 10 YEAR
                                                    ------ ------ ------ -------
The following example illustrates the expenses you
 would pay on a $1,000 investment, assuming (1) a
 5% annual rate of return and (2) redemption at
 the end of each period...........................   $63    $95    $130   $227

  Except as otherwise indicated, all information in the Transaction and Expense Data table is based on actual expenses and average daily net assets of the Fund for the fiscal year ended December 31, 1997. The purpose of the table is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The Example provided with the table should not be considered a representation of past or future expenses or performance. Actual expenses may be more or less than those shown.

  THE "FINANCIAL HIGHLIGHTS" SECTION OF THE PROSPECTUS IS HEREBY REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

  The following table provides selected per share information for a share outstanding throughout the period presented for the Fund's Advisor Class shares. The financial highlights for the year ended December 31, 1997 have been derived from the Financial Statements audited by Price Waterhouse LLP as indicated in their report dated February 23, 1998 on the Fund's financial statements as of December 31, 1997. The financial highlights for all periods prior to January 1, 1996 have been audited by Arthur Andersen LLP. These financial highlights should be read in conjunction with the Fund's financial statements and notes thereto which are incorporated by reference in the Statement of Additional Information under "Financial Statements." For further information about the performance of the Fund, see the Fund's Annual Report, which may be obtained without charge by contacting the Fund at 1-800-435-1405.

                           FOR THE FISCAL    FOR THE FISCAL    MAY 15, 1995+
                             YEAR ENDED        YEAR ENDED         THROUGH
                          DECEMBER 31, 1997 DECEMBER 31,1996 DECEMBER 31, 1995
                          ----------------- ---------------- -----------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....      $ 10.98          $  8.67           $ 8.00
                               -------          -------           ------
INCOME FROM INVESTMENT
 OPERATIONS
  Net investment
   income(a).............         0.35             0.31             0.23
  Net realized and
   unrealized gain on
   investments...........         1.80             2.84             0.80
                               -------          -------           ------
    Total from investment
     operations..........         2.15             3.15             1.03
                               -------          -------           ------
DISTRIBUTIONS
  From net investment
   income(a).............        (0.35)           (0.31)           (0.23)
  In excess of net
   investment income.....        (0.04)           (0.12)            0.00
  From net realized gain
   on investments........        (2.24)           (0.41)            0.00
  From tax return of
   capital(b)............        (0.00)           (0.00)           (0.13)
                               -------          -------           ------
    Total distributions..        (2.63)           (0.84)           (0.36)
                               -------          -------           ------
NET ASSET VALUE, END OF
 PERIOD..................      $ 10.50          $ 10.98           $ 8.67
                               =======          =======           ======
Total Return(c)..........        20.44%           37.44%           13.19%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of
   period (in 000's).....      $85,222          $79,805           $5,520
  Ratio of expenses to
   average net assets....         1.59%            1.73%            1.99%(*)(d)
  Ratio of net investment
   income to average net
   assets(a).............         3.14%            3.91%            4.27%(*)(d)
  Portfolio Turnover.....        89.51%           59.88%           65.33%(*)
  Average commission rate
   paid(e)...............      $0.0425          $0.0504              --

-------
 *  Annualized.
 +  Commencement of Operations.
(a) Distributions from REIT investments generally include a return of capital, which the Fund records as a reduction in the cost basis of its investments.
(b) Historically, the Fund has distributed to its shareholders amounts approximating dividends received from the REITs. Such distributions may include a portion which may be a return of capital.
(c) This result does not include the sales charge. If the charge had been included, the return would have been lower. The total return figure for the fiscal period ended December 31, 1995 has not been annualized.
(d) During 1995, the Advisor agreed to reimburse a portion of the Advisor Shares' expenses. Without reimbursement, the expense ratio would have been 5.34% and the ratio of net investment income to average net assets would have been 0.92%.
(e) Required disclosure for fiscal years beginning after September 1, 1995 pursuant to SEC regulations.

                           HEITMAN SECURITIES TRUST
                        HEITMAN/PRA INSTITUTIONAL CLASS

                          AMENDMENT DATED MAY 1, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1997

The prospectus dated May 1, 1997 is hereby amended as follows:

THE FOLLOWING SECTION "PENDING REORGANIZATION" IS ADDED TO THE PROSPECTUS:

  On January 6, 1998, Heitman Securities Trust (the "Trust") on behalf of the Heitman Real Estate Fund (the "Fund") entered into an Agreement and Plan of Reorganization (the "Agreement") with UAM Funds Trust (the "UAM Trust") on behalf of the Heitman Real Estate Portfolio (the "UAM Portfolio"). The Agreement provides for (i) the transfer of all the assets of the Fund to the UAM Portfolio in exchange for shares of the UAM Portfolio and the assumption by the UAM Portfolio of all liabilities of the Fund; and (ii) the distribution of shares of the UAM Portfolio to the then-existing shareholders of the Fund in liquidation of the Fund (the "Reorganization"). The UAM Portfolio is a newly formed series of the UAM Trust with no prior operations that has been established for the purpose of effecting the Reorganization and continuing the operations of the Fund after the Reorganization. The UAM Portfolio has the identical investment objective as the Fund and substantially the same investment policies as the Fund. Heitman/PRA Securities Advisors, Inc., the investment adviser of the Fund, will also serve as the investment adviser of the UAM Portfolio.

  Under the Agreement, consummation of the Reorganization is subject to satisfaction of various conditions, including approval by shareholders of the Fund. At a special meeting of shareholders of the Fund held on February 27, 1998, shareholders of the Fund approved the Agreement. It is anticipated that the Reorganization will be consummated on or prior to June 30, 1998. Shareholders of the Fund will receive notice upon consummation of the Reorganization.

THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CALLED "MANAGEMENT OF THE
FUND"

  Effective March 2, 1998, the Trust entered into agreements with (i) UAM Fund Services, Inc. ("UAMFSI"), a wholly owned subsidiary of United Asset Management Corporation ("UAM") to provide administrative, fund accounting, dividend disbursing and transfer agency services; and (ii) The Chase Manhattan Bank, N.A. ("Chase") to provide custody services. UAMFSI has subcontracted with Chase Global Funds Services Company ("CGFSC"), an affiliate of Chase, to perform certain of these services. The principal office of UAMFSI is located at 211 Congress Street, Boston, MA 02110 and the principal office of CGFSC is located at 73 Tremont Street, Boston, MA 02108. UAMFSI, UAM, Chase and CGFSC have been appointed by UAM Trust to perform substantially the same services for UAM Portfolio following consummation of the Reorganization.

  Effective March 10, 1998, the Trust entered into an agreement with ACG Capital Corporation to provide distribution service to the Fund with respect to the Institutional Class shares of the Fund. ACG also serves as distributor of the Advisor Class shares of the Fund.

THE FOLLOWING INFORMATION IS ADDED TO THE SECTION CALLED "PURCHASE OF SHARES"

  Purchases and redemptions of Institutional Class shares should be made as follows: Applications to purchase shares of the Fund should be sent to:
Heitman Securities Trust, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. To purchase shares by wire, telephone the Heitman Securities Trust at 1-800-435-1405 and provide the account name, address, telephone number, social security or taxpayer identification number, the Fund's name, the amount being wired and the name of the bank wiring the funds. Wire transfers should be sent to : The Chase Manhattan Bank, ABA #021000021, Heitman Real Estate Fund Institutional Class, DDA Acct. #9102772952, Your Account Number, Your Account Name, Wire Control Number (which will be assigned by Chase when you call). Additional investment can be made at any time by mailing a check to Heitman Securities Trust at the above address or by wiring money to Chase using the instructions outlined above. Requests for redemptions should be addressed to the Heitman Securities Trust at the above address.

  For all other inquiries regarding shareholder services, please call Heitman Securities Trust at 1-800-435-1405.

THE "INDIVIDUAL RETIREMENT ACCOUNTS" SECTION OF THE PROSPECTUS UNDER THE SECTION "PURCHASE OF SHARES" IS HEREBY REPLACED IN ITS ENTIRETY AS FOLLOWS:

  Shares of the Fund may be purchased for tax-deferred retirement plans such as individual retirement accounts ("IRAs"). Application forms and brochures describing investments for IRAs can be obtained from CGFSC by calling (800) 435-1405. UAM Trust Company makes available its services as an IRA custodian for each shareholder account that is established as an IRA. UAM Trust Company charges shareholders no custodial fee.

THE "TRANSACTIONAL AND EXPENSE DATA" SECTION OF THE PROSPECTUS IS HEREBY REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

  The following table sets forth the costs and expenses that an investor in Institutional Class shares of the Fund will incur directly or indirectly.

   SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Load Imposed on Purchases..........................       None
   Maximum Sales Load Imposed on Reinvested Dividends...............       None
   Deferred Sales Load..............................................       None
   Redemption Fees..................................................       None
   Exchange Fees....................................................       None
   ANNUAL FUND OPERATING EXPENSES
    (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
   Management Fees..................................................       0.70%
   Other Expenses:
     Professional Fees.............................................. 0.06%
     Trustee Fees and Expenses...................................... 0.04%
     Other Fees and Expenses........................................ 0.29%
     Total Other Expenses...........................................       0.39%
   Total Fund Operating Expenses....................................       1.09%

EXAMPLE:

                                                    1 YEAR 3 YEAR 5 YEAR 10 YEAR
                                                    ------ ------ ------ -------
   The following example illustrates the expenses
    you would pay on a $1,000 investment, assuming
    (1) a 5% annual rate of return and (2)
    redemption at the end of each period..........   $11    $35    $60    $133

  Except as otherwise indicated, all information in the Transaction and Expense Data table is based on actual expenses and average daily net assets of the Fund for the fiscal year ended December 31, 1997. The purpose of the table is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The Example provided with the table should not be considered a representation of past or future expenses or performance. Actual expenses may be more or less than those shown.

THE "FINANCIAL HIGHLIGHTS" SECTION OF THE PROSPECTUS IS HEREBY REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

  The following table provides selected per share information for a share outstanding throughout the period presented for the Fund's Institutional Class shares. The financial highlights for the year ended December 31, 1997 have been derived from the Financial Statements audited by Price Waterhouse LLP as indicated in their report dated February 23, 1998 on the Fund's financial statements as of December 31, 1997. The financial highlights for all periods prior to January 1, 1996 have been audited by Arthur Andersen LLP. These financial highlights should be read in conjunction with the Fund's financial statements and notes thereto which are incorporated by reference in the Statement of Additional Information under "Financial Statements." For further information about the performance of the Fund, see the Fund's Annual Report, which may be obtained without charge by contacting the Fund at 1-800-435-1405.

                                   FOR THE              THREE-MONTH         FOR THE
                                 FISCAL YEARS           PERIOD ENDED     FISCAL YEARS
                                ENDED DEC. 31,            DEC. 31,      ENDED SEPT. 30,
                          ----------------------------  ------------   -------------------
                            1997      1996      1995        1994         1994       1993
                          --------  --------  --------  ------------   --------   --------
NET ASSET VALUE,
 BEGINNING OF PERIOD....  $  10.96  $   8.65  $   8.30    $   9.23     $  10.95   $   8.29
INCOME FROM INVESTMENT
 OPERATIONS
  Net investment
   income(a)............      0.40      0.37      0.33        0.10         0.32       0.40
  Net realized and
   unrealized gain
   (loss) on
   investments..........      1.82      2.82      0.53       (0.05)       (0.92)      2.67
                          --------  --------  --------    --------     --------   --------
    Total from
     investment
     operations.........      2.22      3.19      0.86        0.05        (0.60)      3.07
                          --------  --------  --------    --------     --------   --------
DISTRIBUTIONS
  From net investment
   income(a)............     (0.40)    (0.37)    (0.33)      (0.10)       (0.31)     (0.41)
  In excess of net
   investment income....     (0.05)    (0.10)     0.00        0.00         0.00       0.00
  From net realized gain
   on investments.......     (2.24)    (0.41)     0.00       (0.77)       (0.67)      0.00
  From tax return of
   capital(b)...........     (0.00)     0.00     (0.18)      (0.11)       (0.14)      0.00
                          --------  --------  --------    --------     --------   --------
    Total
     distributions......     (2.69)    (0.88)    (0.51)      (0.98)       (1.12)     (0.41)
                          --------  --------  --------    --------     --------   --------
NET ASSET VALUE, END OF
 PERIOD.................  $  10.49  $  10.96  $   8.65    $   8.30     $   9.23   $  10.95
                          ========  ========  ========    ========     ========   ========
Total Return............     21.12%    38.06%    10.87%       0.65%(d)    (5.22)%    37.76%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of
   period (in 000's)....  $134,746  $129,275  $ 95,692    $105,569     $116,268   $141,672
  Ratio of expenses to
   average net assets...      1.09%     1.23%     1.29%       1.28%*       1.22 %     1.24%
  Ratio of net
   investment income to
   average net
   assets(a)............      3.57%     4.09%     3.97%       4.35%*       2.87 %     4.37%
  Portfolio Turnover....     89.51%    59.88%    65.33%      37.55%*      90.11 %    61.47%
Average commission rate
 paid(c)................  $ 0.0425  $ 0.0504       --          --           --         --

-------
 * Annualized.
(a) Distributions from REIT investments generally include a return of capital. For financial reporting purposes, through September 30, 1993, the Fund recorded all distributions received, including the returns of capital, as net investment income.
(b) Historically, the Fund has distributed to its shareholders amounts approximating dividends received from the REITs. As more fully explained in Note 2 to the financial statements, the Fund, for the fiscal year ended September 30, 1994, adopted an accounting pronouncement affecting the presentation of distributions to shareholders. The financial highlights for the period ended September 30, 1989 and for the years ended September 30, 1990 through 1993 have not been restated.
(c) Required disclosure for fiscal years beginning after September 1, 1995 pursuant to SEC regulations.
(d) The total returns for the fiscal periods ended December 31, 1994 and September 30, 1989 have not been annualized.

                                                                  JANUARY 4,
                                     FOR THE FISCAL YEARS       1989 (EFFECTIVE
                                        ENDED SEPT. 30,            DATE) TO
                                    -------------------------      SEPT. 30,
                                     1992     1991     1990          1989
                                    -------  -------  -------   ---------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................ $  7.66  $  6.99  $ 10.25       $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income(a).........    0.45     0.49     0.64          0.40(e)
  Net realized and unrealized gain
   (loss) on investments...........    0.63     0.67    (3.16)         0.25
                                    -------  -------  -------       -------
    Total from investment
     operations....................    1.08     1.16    (2.52)         0.65
                                    -------  -------  -------       -------
DISTRIBUTIONS
  From net investment income(a)....   (0.45)   (0.49)   (0.64)        (0.40)
  In excess of net investment
   income..........................    0.00     0.00     0.00          0.00
  From net realized gain on
   investments.....................    0.00     0.00    (0.10)         0.00
  From tax return of capital(b)....    0.00     0.00     0.00          0.00
                                    -------  -------  -------       -------
    Total distributions............   (0.45)   (0.49)   (0.74)        (0.40)
                                    -------  -------  -------       -------
NET ASSET VALUE, END OF PERIOD..... $  8.29  $  7.66  $  6.99       $ 10.25
                                    =======  =======  =======       =======
Total Return.......................   14.49%   19.56%  (26.11)%        4.82%(d)
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in
   000's).......................... $66,521  $54,880  $18,481       $23,174
  Ratio of expenses to average net
   assets..........................    1.37%    1.25%    1.54%         0.90%(e)
  Ratio of net investment income to
   average net assets(a)...........    5.75%    7.36%    7.25%         3.88%
  Portfolio Turnover...............   28.05%   16.24%   24.98%        12.96%
Average commission rate paid(c)....     --       --       --            --

-------
 * Annualized.
(a) Distributions from REIT investments generally include a return of capital. For financial reporting purposes, through September 30, 1993, the Fund recorded all distributions received, including the returns of capital, as net investment income.
(b) Historically, the Fund has distributed to its shareholders amounts approximating dividends received from the REITs. As more fully explained in Note 2 to the financial statements, the Fund, for the fiscal year ended September 30, 1994, adopted an accounting pronouncement affecting the presentation of distributions to shareholders. The financial highlights for the period ended September 30, 1989 and for the years ended September 30, 1990 through 1993 have not been restated.
(c) Required disclosure for fiscal years beginning after September 1, 1995 pursuant to SEC regulations.
(d) The total returns for the fiscal periods ended December 31, 1994 and September 30, 1989 have not been annualized.
(e) The Investment Manager has reimbursed the Fund for certain expenses during the period from the effective date until investment operations commenced. The ratio of expenses to average net assets for the period January 4, 1989 to September 30, 1989 would otherwise have been 1.00%.

                            HEITMAN SECURITIES TRUST
                        Heitman/PRA Institutional Class
                           Heitman/PRA Advisor Class

                          Amendment dated May 1, 1998
          To the Statement of Additional Information dated May 1, 1997


The Statement of Additional Information dated May 1, 1997 is hereby amended as follows:

The following information is added to the section called "MANAGEMENT OF THE
TRUST"

No officer or employee of Heitman/PRA Advisors, or of its affiliates, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an officer or employee of Heitman/PRA Advisors, or of its affiliates, $10,000 per annum, $1,000 per quarterly meeting attended, $500 for attendance by phone and reimburses each such Trustee for travel and out-of-pocket expenses. During the calendar year ended December 31, 1997, the Trustees of the Trust received compensation in the amounts set forth in the table below:



                                                       Pension/Retirement
                                                       ------------------
                           Aggregate Compensation   Benefits Accrued as Part
                           ----------------------   ------------------------
            Name               from the Fund            of Fund Expenses *
            ----               -------------            ------------------
Robert W. Beeney                   $15,000                     $0
Donald L. Foote                    $14,000                      0
John F. Goydas                     $14,000                      0
Maurice Wiener                     $15,000                      0

* The Trust does not provide retirement or pension benefits to any of its Trustees.

The following information is added to the section called "INVESTMENT MANAGER"

Heitman/PRA Advisors serves as investment advisor to the Fund pursuant to an Investment Management Agreement dated January 31, 1995. The Investment Management Agreement was last approved by Board of Trustees, including the unanimous vote of the Board of the Fund's Trustees that are not parties to the agreement or "interested persons" of the Fund, on February 23, 1998.

During the fiscal years ended December 31, 1997, 1996, and 1995, the fees paid to Heitman/PRA Advisors were $1,489,121, $992,968, and $724,658, respectively.

The following information is added to the section called "ADMINISTRATIVE, ACCOUNTING, DISTRIBUTION AND SHAREHOLDER SERVICES"

Prior to March 2, 1998, Rodney Square Management Corporation ("Rodney Square") provided certain administrative and accounting services to the Fund pursuant to an Amended and Restated Administration Agreement ("Administrative Agreement") and Amended and Restated Accounting Services Agreement ("Accounting Agreement) each dated as of November 14, 1996. Effective March 2, 1998, the Trust has entered into an agreement with UAM Fund Services, Inc. ("UAMFSI"), a wholly owned subsidiary of United Asset Management Corporation ("UAM") to provide administrative, fund accounting, dividend disbursing and transfer agency services. UAMFSI has subcontracted with Chase Global Funds Services Company ("CGFSC"), an affiliate of Chase, to perform certain of these services. The principal office of UAMFSI is located at 211 Congress Street, Boston, MA 02110 and the principal office of CGFSC is located at 73 Tremont Street, Boston, MA 02108.

Prior to March 10, 1998, Rodney Square Distributors, Inc. ("RSD") provided distribution services to the Fund with respect to the Heitman/PRA Institutional Class of shares of the Fund (the "Institutional Class"). Effective March 10, 1998, the Trust has entered into an agreement with ACG Capital Corporation ("ACG") to provide distribution services to the Institutional Class pursuant to a Distribution Agreement dated as of March 2, 1998 (the "ACG Institutional Class Distribution Agreement") The ACG Institutional Class Distribution Agreement was approved by Board of Trustees, including the unanimous vote of the Board of the Fund's Trustees that are not parties to the agreement or "interested persons" of the Fund, on March 10, 1998.

ACG also provides distribution services to the Fund with respect to the Heitman/PRA Advisor Class of shares of the Fund (the "Advisor Class") pursuant to a Distribution Agreement dated as of May 15, 1995 (the "ACG Advisor Class Distribution Agreement") The ACG Advisor Class Distribution Agreement was last approved by Board of Trustees, including the unanimous vote of the Board of the Fund's Trustees that are not parties to the agreement or "interested persons" of the Fund, on March 10, 1998. For the fiscal years ended December 31, 1997, 1996 and 1995, the Fund paid $190,631, $89,289 and $2,957, respectively, in compensation to ACG pursuant to the ACG Advisor Class Distribution Agreement.

The Fund has also adopted a Shareholder Servicing Plan which is described in the Advisor Class Prospectus. During the fiscal years ended December 31, 1997, 1996 and 1995, the Fund paid an aggregate of $190,631, $89,289 and $2,985, respectively, to service organizations under contracts entered into pursuant to the Shareholder Service Plan.

The following information is added to the section called "CUSTODIAN"

Wilmington Trust Company, Wilmington, Delaware served as custodian of the cash and securities of the Fund until March 2, 1998. Effective March 2, 1998, the Trust has entered into an agreement with The Chase Manhattan Bank, N.A. ("Chase") to provide custody services.

The following information is added to the section called "EXECUTION OF PORTFOLIO TRANSACTIONS"

During the fiscal years ended December 31, 1997, 1996, and 1995, aggregate commissions paid by the Fund amounted to $480,427, $400,540 and $334,132, respectively. During the fiscal year ended December 31, 1997, transactions of the Fund aggregating $173,894,638 were allocated to brokers providing research, statistical and other related services and $234,403 in brokerage commissions were paid on these transactions.

The following information is added to the section called "PRINCIPAL
SHAREHOLDERS":

The following table shows, as of March 31, 1998, the following shareholders were known to own of record more than 5% of the total outstanding shares of either the Institutional Class or Advisor Class of the Fund, as the case may be:


                                               Percentage Ownership of        Percentage Ownership of       Percentage Ownership of
Name and Address                              Institutional Class Shares        Advisor Class Shares            All Fund Shares
----------------                              --------------------------        --------------------          --------------------
United Nations Joint Staff Pension Fund                  29.7%                           --                           17.5
Charles Schwab & Company                                 15.3%                          35.8%                         24.1
HAWCO                                                     9.2%                           --                            5.2%
Donaldson Lufkin & Jenrette Cash Account                  5.6%                           --                            --

All Officers and Trustees of the Fund as a group owned less than 1% of the Fund's outstanding shares as of March 31, 1998.

The following information is added to the section called "ADVERTISING AND CALCULATION OF PERFORMANCE DATA"

The average annual total returns of the Institutional Class for the one year and five year periods ended December 31, 1997 and for the life of the Fund were 21.12%, 18.02% and 11.37%, respectively, and the average annual total returns of the Advisor Class for the one year period ended December 31, 1997 and for the life of the Fund were 14.47% and 24.70%, respectively.

The following information is added to the section called "FINANCIAL STATEMENTS"

Price Waterhouse LLP currently serves as independent accountants for the Fund. Arthur Andersen LLP served as independent public accountants for the Fund for all periods prior to January 1, 1996. The financial statements in this Statement of Additional Information and the Financial Highlights included in the Prospectuses, each for the years ended December 31, 1997 and 1996, have been incorporated by reference herein, in reliance on the report of Price Waterhouse LLP, independent accountants, given the authority of said firm as experts in auditing and accounting. The Financial Statements and Financial Highlights for each of the fiscal periods prior to January 1, 1996 have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance of said Firm as experts in giving said report.

                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements:

     Included in the Heitman/PRA Institutional Class Prospectus (Part A):

          Financial Highlights for the Fiscal Years Ended December 31, 1997, 1996 and 1995, for the Three-Month Period Ended December 31, 1994, Years Ended September 30, 1994, 1993, 1992, 1991 and 1990 and the Period January 4, 1989 (Effective Date) to September 30, 1989

     Included in the Advisor Class Prospectus (Part A):

          Financial Highlights for the Fiscal Years Ended December 31, 1997 and 1996 and for the period May 15, 1995 (Commencement of Operations) through December 31, 1995

     The financial statements listed below are incorporated by reference into the Registrant's Statement of Additional Information (Part B):

          Report of Independent Public Accountants dated February 23, 1998 (Except as noted).

          Audited Financial Statements of Heitman Real Estate Fund for the Fiscal Year Ended December 31, 1997.

     Included in Part C:

          Consent of Independent Public Accountants

(b) Exhibits:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   -----------------------------------------------------------------
1(a)          First Amended and Restated Master Trust Agreement dated February
              28, 1995. (Incorporated by reference to Post-Effective Amendment
              No. 9 to the Registration Statement on Form N-1A, filed March 16,
              1995.)

1(b) Amendment No. 1 to First Amended and Restated Master Trust Agreement dated March 3, 1995. (Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed March 16, 1995.)

1(c) Amendment No. 2 to First Amended and Restated Master Trust Agreement effective as of August 7, 1995. (Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed April 29, 1996.)

2 By-Laws. (Incorporated by reference to initial filing of Registration Statement No. 33-24611.)

3             Not Applicable.

4(a) Specimen Certificate for Shares of Beneficial Interest of Heitman Real Estate Fund - Heitman/PRA Institutional Class. (Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed on March 16, 1995.)

5 Investment Management Agreement between the Registrant and PRA Securities Advisors, Inc. ("Heitman/PRA Advisors") dated as of January 31, 1995. (Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed on March 16, 1995.)

6(a) Distribution Agreement between the Registrant and ACG Capital Corporation ("ACG") with respect to the Heitman/PRA Institutional Class dated March 10, 1998.

6(b) Distribution Agreement between the Registrant and ACG with respect to the Advisor Class dated May 15, 1995. (Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed April 29, 1996.)

6(c) Form of Selected Broker Agreement with respect to the Advisor Class. (Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed April 29, 1996.)

6(d) Sub-Distributor Agreement by and between ACG and the Nomura Securities, Co., Ltd. dated as of August 22, 1995. (Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed April 29, 1996.)

7             Not Applicable.

8 Global Custody Agreement between the Registrant and The Chase Manhattan Bank dated as of March 2, 1998.

9(a) Fund Administration Agreement between the Registrant and UAM Fund Services, Inc. dated as of March 2, 1998.

9(b)          Mutual Funds Service Agreement between the UAM Fund Services, Inc.
              and Chase Global Fund Services Company dated as of March 2, 1998.

9(c) Agreement And Plan Of Reorganization dated as of January 6, 1998 between Registrant and UAM Funds Trust.

9(d) Amended Marketing Services Agreement by and between Heitman/PRA Advisors dated as of March 11, 1996. (Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed April 29, 1996.)

10 Opinion of Counsel with respect to issuance of both Heitman/PRA Institutional Class and Advisor Class shares. (Incorporated by Reference to Post-Effective Amendment No. 9 to the Registration Statement filed on March 16, 1995.)

11(a)         Consent of Independent Accountants.

11(b)         Consent of Independent Public Accountants.

12            Not Applicable.

13 Letter of Investment Intent. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement.)

14            Not Applicable.

15(a) Plan of Distribution Pursuant to Rule 12b-1 with respect to the Advisor Class. (Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed April 29, 1996.)

15(b) Shareholder Servicing Plan (Advisor Class Shares). (Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed April 29, 1996.)

15(c)         Shareholder Servicing Agreement (Advisor Class Shares).

15(d) Form of Shareholder Servicing Agreement for Omnibus Account Arrangements (Advisor Class shares).

15(e) Form of Shareholder Servicing Agreement for Omnibus Account Arrangements (Institutional Class shares). (Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed April 29, 1996.)

15(f) Form of Operating Agreement by and between the Registrant, Charles Schwab & Co., Inc. ("Schwab") dated as of August 30, 1995, as amended by Retirement Plan Order Processing Amendment dated as of March 25, 1996 by and among the Registrant, Schwab and the Charles Schwab Trust Company. (Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed April 29, 1996.)

15(g) Institutional Services Agreement by and between the Registrant and Schwab dated as of August 30, 1995. (Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed April 29, 1996.)

16            Schedules of Performance Calculations.

17            Financial Data Schedules.

18 Multiple Class Expense Allocation Plan Adopted Pursuant to Rule 18f-3 dated of January 1, 1996. (Incorporated by reference to

              Post-Effective Amendment No. 10 to the Registration Statement filed April 29, 1996.)

              Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement filed April 28, 1997.)


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not applicable.

Item 26.  NUMBER OF HOLDERS OF SECURITIES

     Set forth below are the number of record holders, as of March 31, 1998, of each class of securities of the Registrant:


                  NUMBER OF
                  TITLE OF CLASS                      RECORD HOLDERS
                  --------------                      --------------

                  Heitman/PRA Institutional Class            559

                  Advisor Class                            2,394



Item 27.  INDEMNIFICATION

     Under a provision of the Registrant's First Amended and Restated Master Trust Agreement and Declaration of Trust (the "Declaration of Trust"), any past or present trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him/her in connection with any action, suit or proceeding to which he/she may be a party or otherwise involved by reason of his being or having been a trustee or officer of Registrant. This provision does not authorize indemnification where it is determined, in the manner specified in the

Declaration of Trust, that such trustee or officer has not acted in good faith in the reasonable belief that his actions were in the best interest of Registrant. Moreover, this provision does not authorize indemnification where such trustee or officer is finally adjudged to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

     Paragraph 8 of the Investment Management Agreement (the "Management Agreement") between Registrant and Heitman/PRA Advisors (the "Advisor") provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or its shareholders in connection with the performance of its duties under the Management Agreement in the absence of willful misfeasance, bad faith or gross negligence or reckless disregard of his duties. Paragraph 11 states that the obligations of the Trust under the Management Agreement shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Trust, as provided in the Declaration of Trust.

     Paragraph 10(a) of each Distribution Agreement between the Registrant, on behalf of the Advisor and Institutional Classes and ACG Capital Corporation ("ACG") states that the Registrant agrees to indemnify and hold harmless ACG and each of its directors and officers and each person, if any, who controls ACG within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees) arising out of or based upon: (i) any violation of the Registrant's representations or covenants contained in the Distribution Agreement; (ii) any allegation of any wrongful act of the Registrant or any of its representatives (other than ACG or any of its employees or representatives or any other person for whose acts ACG is responsible (including any selected dealer or person through whom sales are made pursuant to an agreement with
ACG)); (iii) any allegation of any person acquiring any shares, based upon the 1933 Act or any other statute or common law, that the registration statements, Prospectuses, SAIs, or shareholder reports of the Registrant included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading, to the extent the statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Registrant by or on behalf of ACG; or (iv) any allegation that any advertising material included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading, to the extent that such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to ACG by the Registrant. In no case is the indemnity of the Registrant in favor of ACG or any person indemnified to be deemed to protect ACG or any person against any liability to the Registrant or its security holders to which ACG or such person would otherwise be subject by reason of willful misfeasance, bad faith or ordinary negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement. Paragraph 10(b) of the Distribution Agreement provides that ACG agrees to indemnify the Registrant in the same manner as described in Paragraph 10(a) of the Distribution Agreement. Paragraph 16 of the Distribution Agreement is similar to Paragraph 11 of the Management Agreement.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The list required by this Item 28 of officers and directors of Heitman/PRA Advisors, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by Heitman/PRA Advisors pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48252).


Item 29. PRINCIPAL UNDERWRITER (HEITMAN/PRA INSTITUTIONAL CLASS)

     (a) None.

         (b)


            (1)                            (2)                      (3)
     Name and Principal       Principal Positions and      Positions and Offices
      Business Address        Offices with Underwriter        with Registrant
---------------------------  --------------------------    ---------------------

Ronald D. Cordes                President/CEO & Director   None
1661 Tice Valley Blvd.
Suite 200
Walnut Creek CA 94595

Richard E. Steiny               Secretary/Treasurer
1255 Post Street                & Director                 None
Suite 700
San Francisco, CA 94109

Richard T. O'Toole              Vice President & Director  None
100 Galleria Parkway
Suite 1200
Atlanta, GA 30339

Brian R. O'Toole                Vice President & Director  None
100 Galleria Parkway
Suite 1200
Atlanta, GA 30339


(c)      None.


Item 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, records and other documents of the Registrant relating to portfolio transactions are maintained at:

The offices of the Registrant at 180 North LaSalle Street, Suite 3600, Chicago, IL 60601

The offices of Heitman/PRA Advisors, the Investment Manager, 180 North LaSalle Street, Suite 3600, Chicago, IL 60601.

Certain custodial records are maintained at the offices of The Chase Manhattan Bank, the Custodian, at 4 Chase MetroTech Center, Brooklyn, NY 11245

Certain accounts and records relating to administration, accounting and transfer agent services are maintained by Chase Global Fund Services Company, at 73 Tremont Street, Boston, Massachusetts 02108.


Item 31. MANAGEMENT SERVICES

     Not applicable.


Item 32. UNDERTAKINGS

     Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more Trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

     Registrant hereby undertakes to furnish a copy of the Registrant's latest Annual Report to Shareholders to each person to whom a copy of the registrant's Prospectus is delivered, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago, and State of Illinois on the 20th day of April, 1998.

HEITMAN SECURITIES TRUST


By: /S/ WILLIAM RAMSEYER
William L. Ramseyer, Chairman

   Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                 TITLE                                 DATE
-----------------------   -------------------------------       -------------

/s/ WILLIAM L. RAMSEYER   Chairman (Principal Executive         April 20, 1998
 William L. Ramseyer      Officer) and Trustee



/s/ DEAN A. SOTTER        President, Chief Accounting Officer   April 20, 1998
Dean A. Sotter            and Treasurer (Principal Accounting
                          and Financial Officer)



/s/ ROBERT W. BEENEY      Trustee                               April 20, 1998
Robert W. Beeney *


/s/ JOHN F. GOYDAS        Trustee                               April 20, 1998
John F. Goydas *


/s/ MAURICE WIENER        Trustee                               April 20, 1998
Maurice Wiener *

* By: /S/ DEAN A. SOTTER
         Dean A. Sotter

     (Pursuant to Power of Attorney Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement filed April 28, 1997.)

                                INDEX TO EXHIBITS


Exhibit No.    Description of Exhibit
-----------    -----------------------------------------------------------------

6(a)           Distribution Agreement between the Registrant and ACG

8              Global Custody Agreement

9(a)           Fund Administration Agreement

9(b)           Mutual Funds Service Agreement

9(c)           Agreement and Plan of Reorganization

11(a)          Consent of Independent Accountants.

11(b)          Consent of Independent Public accountants

16             Schedules of Performance Calculations.

17             Financial Data Schedules.